Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
Transfer fees
Additional fees payable, first team squads	£ 81,571,000	£ 95,710,000
Additional fees payable, other	41,272,000	40,051,000
Additional fees payable	122,843,000	135,761,000
Probable effect of contingent assets	0	0
MUFC/MUWFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squads	65,003,000	79,523,000
Additional fees payable, other	38,967,000	37,706,000
Additional fees payable	103,970,000	117,229,000
International appearances
Transfer fees
Additional fees payable, first team squads	1,647,000	1,431,000
Additional fees payable, other	2,245,000	2,285,000
Additional fees payable	3,892,000	3,716,000
Awards and future transfers
Transfer fees
Additional fees payable, first team squads	13,702,000	13,641,000
Additional fees payable	13,702,000	13,641,000
Other
Transfer fees
Additional fees payable, first team squads	1,219,000	1,115,000
Additional fees payable, other	60,000	60,000
Additional fees payable	£ 1,279,000	£ 1,175,000